Discontinued Operations and Divestitures Components of Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue									$ 295.8	$ 490.1	$ 112.1
Disposal Group, Including Discontinued Operation, Other Assets, Current	14.7				27.8				14.7	27.8
Disposal Group, Including Discontinued Operation, Inventory	30.1				48.2				30.1	48.2
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	28.8				49.3				28.8	49.3
Disposal Group, Including Discontinued Operation, Assets, Current	80.6				134.4				80.6	134.4
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	18.5				125.7				18.5	125.7
Disposal Group, Including Discontinued Operation, Goodwill	0				273.5				0	273.5
Disposal Group, Including Discontinued Operation, Intangible Assets	0				26.2				0	26.2
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	6.4				40.9				6.4	40.9
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	12.2				19.7				12.2	19.7
Disposal Group, Including Discontinued Operation, Employee Compensation and Benefits	11.3				34.7				11.3	34.7
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	24.9				466.3				24.9	466.3
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	11.6				18.1				11.6	18.1
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent	0				23.6				0	23.6
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation	2.5				4.6				2.5	4.6
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	0				1.0				0	1.0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	6.5				33.9				6.5	33.9
Disposal Group, Including Discontinued Operation, Long Term Debt	4.0				4.7				4.0	4.7
Disposal Group, Including Discontinued Operation, Liabilities, Current	35.1				72.5				35.1	72.5
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	7.0				9.1				7.0	9.1
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									1.5	33.0	(37.9)
Discontinued Operation, Tax Effect of Discontinued Operation									(7.9)	(7.1)	12.2
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									(6.4)	25.9	(25.7)
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax									(400.4)	(1.1)	0
Discontinued Operation, Tax (Expense) Benefit from Provision for (Gain) Loss on Disposal		12.3		2.4	0.3				14.7	0.3	0
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	$ 0	$ (380.1)	$ 0	$ (5.6)	$ (0.8)	$ 0	$ 0	$ 0	$ (385.7)	$ (0.8)	$ 0